FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	7.06%